Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Revenue from Each Segment, Income from Operations

The following tables present the summary of each segment’s revenues, operating income (loss) which were considered as segment operating performance measure, for the years ended December 31, 2021, 2022 and 2023:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Revenues:
Internet business	653,759	697,387	450,134	63,400
AI and others	130,857	186,679	219,369	30,898
Total revenues	784,616	884,066	669,503	94,298
Operating income (loss):
Internet business	(14,178)	(369)	26,259	3,699
AI and others	(208,243)	(217,359)	(202,542)	(28,527)
Unallocated expenses(i)	(7,150)	(7,863)	(33,554)	(4,726)
Total operating loss	(229,571)	(225,591)	(209,837)	(29,554)

(i)
Share-based compensations were not allocated to segments.